Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”)

Supplement dated July 2, 2018 to the

Prospectus dated February 28, 2018

Effective immediately, the performance benchmark index for the Fund has changed, and a secondary performance benchmark index has been added for the Fund. Accordingly, the Prospectus is revised as follows:

The following replaces the first paragraph under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Additional Information”:

The Fund’s primary benchmark index is the Multi-Manager Real Assets Strategy Composite Index, which is comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (60%) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (40%). The constituent indexes of the Multi-Manager Real Assets Strategy Composite Index are weighted in accordance with their relative market values as of December 31, 2017.

The Fund’s secondary benchmark index is the Multi-Manager Real Assets Strategy Composite Dynamic Index, which is comprised of the same constituent indexes as the Fund’s primary benchmark index. The weightings of the constituent indexes are adjusted in accordance with their relative market values as of the last business day of each calendar year.

The following replaces the first sentence in the first paragraph under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Performance”:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compare to the Multi-Manager Real Assets Strategy Composite Index, a custom primary benchmark comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (60%) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (40%), and the Multi-Manager Real Assets Strategy Composite Dynamic Index, a custom secondary benchmark comprised of the same constituent indexes as the Multi-Manager Real Assets Strategy Composite Index, as adjusted in accordance with their relative market values at the last business day of each calendar year. Prior to July 2, 2018, the Multi-Manager Real Assets Strategy Composite Index was comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (50%) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (50%). The Investment Adviser believes that the updated weightings for the constituent indexes of the Multi-Manager Real Assets Strategy Composite Index constitute a more appropriate benchmark against which to measure the performance of the Fund, as compared to the weightings for the constituent indexes prior to July 2, 2018.

The following replaces in its entirety the table under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Average Annual Total Return”:

For the period ended December 31, 2017	1 Year	Since Inception
Class R6 Shares (Inception 06/30/15)
Returns Before Taxes	12.96%	1.85%
Returns After Taxes on Distributions	11.46%	0.95%
Returns After Taxes on Distributions and Sale of Fund Shares	7.86%	1.22%
Multi-Manager Real Assets Strategy Composite Index (reflects no deduction for fees or expenses)	12.67%	6.63%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (reflects no deduction for fees or expenses)	10.55%	6.89%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (reflects no deduction for fees or expenses)	15.79%	6.00%
Multi-Manager Real Assets Strategy Composite Index (as comprised prior to July 2, 2018) (reflects no deduction for fees or expenses)	13.19%	3.75%
Multi-Manager Real Assets Strategy Composite Dynamic Index	12.67%	6.63%

Goldman Sachs Multi-Manager Real Assets Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”)

Supplement dated July 2, 2018 to the

Prospectus dated February 28, 2018

Effective immediately, the performance benchmark index for the Fund has changed, and a secondary performance benchmark index has been added for the Fund. Accordingly, the Prospectus is revised as follows:

The following replaces the first paragraph under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Additional Information”:

The Fund’s primary benchmark index is the Multi-Manager Real Assets Strategy Composite Index, which is comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (60%) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (40%). The constituent indexes of the Multi-Manager Real Assets Strategy Composite Index are weighted in accordance with their relative market values as of December 31, 2017.

The Fund’s secondary benchmark index is the Multi-Manager Real Assets Strategy Composite Dynamic Index, which is comprised of the same constituent indexes as the Fund’s primary benchmark index. The weightings of the constituent indexes are adjusted in accordance with their relative market values as of the last business day of each calendar year.

The following replaces the first sentence in the first paragraph under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Performance”:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compare to the Multi-Manager Real Assets Strategy Composite Index, a custom primary benchmark comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (60%) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (40%), and the Multi-Manager Real Assets Strategy Composite Dynamic Index, a custom secondary benchmark comprised of the same constituent indexes as the Multi-Manager Real Assets Strategy Composite Index, as adjusted in accordance with their relative market values at the last business day of each calendar year. Prior to July 2, 2018, the Multi-Manager Real Assets Strategy Composite Index was comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (50%) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (50%). The Investment Adviser believes that the updated weightings for the constituent indexes of the Multi-Manager Real Assets Strategy Composite Index constitute a more appropriate benchmark against which to measure the performance of the Fund, as compared to the weightings for the constituent indexes prior to July 2, 2018.

The following replaces in its entirety the table under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Average Annual Total Return”:

For the period ended December 31, 2017	1 Year	Since Inception
Class R6 Shares (Inception 06/30/15)
Returns Before Taxes	12.96%	1.85%
Returns After Taxes on Distributions	11.46%	0.95%
Returns After Taxes on Distributions and Sale of Fund Shares	7.86%	1.22%
Multi-Manager Real Assets Strategy Composite Index (reflects no deduction for fees or expenses)	12.67%	6.63%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (reflects no deduction for fees or expenses)	10.55%	6.89%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (reflects no deduction for fees or expenses)	15.79%	6.00%
Multi-Manager Real Assets Strategy Composite Index (as comprised prior to July 2, 2018) (reflects no deduction for fees or expenses)	13.19%	3.75%
Multi-Manager Real Assets Strategy Composite Dynamic Index	12.67%	6.63%